Offerings - Offering: 1	Apr. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	148,278,241
Maximum Aggregate Offering Price	$ 77,104,685.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,648.16
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Capital Market on April 8, 2026.

Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Represents the resale of (i) up to 9,383,524 shares of common stock issuable upon the exercise of outstanding exchange warrants at an exercise price of $0.50 per share for a term of five and one-half years from the date of issuance; (ii) up to 12,882,010 shares of common stock issuable upon the exercise of outstanding July warrants at an exercise price of $0.50 per share for a term of twenty-four months from the date of issuance; (iii) up to 111,644,055 shares of common stock issuable upon the exercise of outstanding series C-1 warrants at an exercise price of $0. 50 per share for a term of five years from the date of issuance; 7,037,661 shares of common stock issuable upon the exercise of outstanding Dawson James placement agent warrants at an exercise price of $0.50 per share for a term of five and one-half years from the date of issuance; and (v) up to 7,330,991 shares of common stock issuable upon the exercise of outstanding H.C. Wainwright placement agent warrants at an exercise price of $0. 50 per share for a term of five and one-half years from the date of issuance.